EQUITY - Treasury stocks (Details)		1 Months Ended	12 Months Ended
	Jan. 20, 2025 shares	Jan. 20, 2025 R$ / shares shares	Dec. 31, 2025 R$ / shares shares	Feb. 24, 2026 shares	Feb. 23, 2026 shares	Oct. 30, 2025 shares	Jul. 31, 2025 shares	Apr. 28, 2025 shares	Dec. 31, 2024 shares	Nov. 05, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Share Buyback Program | Major ordinary share
EQUITY
Quantity of shares authorized to be acquired	63,000,000	63,000,000
Percentage of outstanding preferred shares	5.00%
Common shares
EQUITY
Cancellation of treasury stocks			(2,174,211)						(674,900)
Outstanding shares			717,363,819						718,863,819	719,956,830	600,526,442
Common shares | Share Buyback Program
EQUITY
Number of shares repurchased			1,500,000
Average price per share | R$ / shares			R$ 15.65
Common shares | Share Buyback Program | Major ordinary share
EQUITY
Quantity of shares authorized to be acquired	1,500,000	1,500,000
Percentage of outstanding preferred shares	10.00%
Preferred shares
EQUITY
Cancellation of treasury stocks			(75,751,400)						(29,000,000)
Outstanding shares			1,257,780,072						1,322,429,662	1,358,848,730	1,148,995,967
Preferred shares | Share Buyback Program
EQUITY
Number of shares repurchased			63,000,000
Average price per share | R$ / shares			R$ 16.27
Treasury stock | Common shares
EQUITY
Cancellation of treasury stocks			2,174,211						674,900	674,900
Outstanding shares			418,800						1,093,011		0
Treasury stock | Common shares | Share Buyback Program
EQUITY
Cancellation of treasury stocks	1,093,011	1,093,011				283,900	279,700	517,600
Number of shares repurchased			1,767,911
Average price per share | R$ / shares			R$ 17.78
Percentage of shares acquired			100
Treasury stock | Common shares | Share Buyback Program | Major ordinary share
EQUITY
Cancellation of treasury stocks					418,800
Outstanding shares					717,363,819
Quantity of shares authorized to be acquired				1,441,120
Treasury stock | Preferred shares
EQUITY
Cancellation of treasury stocks			75,751,400						29,000,000	29,000,000
Outstanding shares			25,317,258						36,419,068		7,544,641	9,836,850
Treasury stock | Preferred shares | Share Buyback Program
EQUITY
Cancellation of treasury stocks	25,000,000	25,000,000				12,650,000	14,101,400	24,000,000
Number of shares repurchased			68,000,000
Average price per share | R$ / shares		R$ 18.89
Percentage of shares acquired		100	100
Treasury stock | Preferred shares | Share Buyback Program | Major ordinary share
EQUITY
Cancellation of treasury stocks					7,700,000
Outstanding shares					1,275,397,330
Average price per share | R$ / shares		R$ 18.89
Quantity of shares authorized to be acquired				55,000,000